Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2014
1. Under the section entitled “Fund Management” please delete the first two sentences in their entirety and replace with the following:
“The Fund's Investment Advisers are Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (“FIMCO”) and Federated Equity Management Company of Pennsylvania (“FEMCOPA”) (collectively, the “Co-Advisers”).”
2. Under the section entitled “Fund Management” please add the following as the last two sentences:
“Michael T. Dieschbourg, Managing Director, Alternatives/Managed Risk Group, has been a portfolio manager of the Fund since August, 2014.
James P. Gordon, Jr., Portfolio Manager, has been a portfolio manager of the Fund since August 2014.”
August 20, 2014
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452314 (8/14)